Note 12 - Income Taxes	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
(12)         INCOME TAXES

The components of income tax expense for the years ended December 31, 2014 and 2013 were as follows:

(In thousands)	2014	2013

Current	$2,027	$2,055
Deferred	285	200

Totals	$2,312	$2,255

The reconciliation of income tax expense for the years ended December 31, 2014 and 2013, with the amount which would have been provided at the federal statutory rate of 34% follows:

(In thousands)	2014	2013

Provision at federal statutory tax rate	$2,692	$2,496
State income tax-net of federal tax benefit	170	188
Change in state statutory tax rate	15	26
Tax-exempt interest income	(422)	(402)
Increase in cash value of life insurance	(95)	(54)
Captive insurance net premiums	(57)	0
Other	9	1

Totals	$2,312	$2,255

Effective tax rate	29.2%	30.7%

Tax laws enacted in 2013 and 2014 decrease the Indiana financial institutions franchise tax rate beginning in 2014 and ending in 2023. Deferred taxes have been adjusted to reflect the newly enacted rates and the period in which temporary differences are expected to reverse.

Significant components of the deferred tax assets and liabilities as of December 31, 2014 and 2013 were as follows:

(In thousands)	2014	2013

Deferred tax assets (liabilities):
Deferred compensation plans	$92	$102
Allowance for loan losses	1,679	1,661
Accrued early retirement	18	32
Other	157	157
Unrealized loss on securities available for sale	0	443
Deferred tax assets	1,946	2,395

Depreciation	(647)	(664)
Deferred loan fees and costs	(171)	(86)
FHLB stock dividends	(98)	(99)
Prepaid expenses	(231)	0
Unrealized gain on securities available for sale	(434)	0
Deferred tax liabilities	(1,581)	(849)

Net deferred tax asset	$365	$1,546

At December 31, 2014 and 2013, the Company had no liability for unrecognized income tax benefits related to uncertain tax positions and does not anticipate any increase in the liability for unrecognized tax benefits during the next twelve months. The Company believes that its income tax positions would be sustained upon examination and does not anticipate any adjustments that would result in a material change to its financial position or results of operations. The Company files consolidated U.S. federal income tax returns and Indiana state income tax returns. Returns filed in these jurisdictions for tax years ended on or after December 31, 2011 are subject to examination by the relevant taxing authorities. Each entity included in the consolidated federal and Indiana state income tax returns filed by the Company are charged or given credit for the applicable tax as though separate returns were filed.

Prior to July 1, 1996, the Bank was permitted by the Internal Revenue Code to deduct from taxable income an annual addition to a statutory bad debt reserve subject to certain limitations. Retained earnings at December 31, 2014 and 2013 include approximately $1.0 million of cumulative deductions for which no deferred federal income tax liability has been recorded. Reduction of these reserves for purposes other than tax bad debt losses or adjustments arising from carryback of net operating losses would create income for tax purposes subject to the then current corporate income tax rate. The unrecorded deferred liability on these amounts was approximately $354,000 at December 31, 2014 and 2013.

Federal legislation enacted in 1996 repealed the use of the qualified thrift reserve method of accounting for bad debts for tax years beginning after December 31, 1995. As a result, the Bank discontinued the calculation of the annual addition to the statutory bad debt reserve using the percentage-of-taxable-income method and adopted the experience reserve method for banks. Under this method, the Bank computes its federal tax bad debt deduction based on actual loss experience over a period of years. The legislation also provided that the Bank will not be required to recapture its pre-1988 statutory bad debt reserves if it ceases to meet the qualifying thrift definitional tests as provided under prior law and if the Bank continues to qualify as a “bank” under existing provisions of the Internal Revenue Code.